Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2018
Analysis of the Age of Receivables from Financial Services that are Past Due

The analysis of the age of receivables from financial services that are past due as of March 31, 2017 and 2018 is as follows:

	Yen (millions)
As of March 31, 2017	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥162,876	¥26,934	¥4,677	¥4,455	¥198,942
Finance lease	1,776	395	112	142	2,425
Dealer finance receivables:
Wholesale	13,420	200	49	166	13,835

Total	¥178,072	¥27,529	¥4,838	¥4,763	¥215,202

	Yen (millions)
As of March 31, 2018	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥174,649	¥29,692	¥5,683	¥3,930	¥213,954
Finance lease	858	218	41	93	1,210
Dealer finance receivables:
Wholesale	16,843	858	103	79	17,883

Total	¥192,350	¥30,768	¥5,827	¥4,102	¥233,047

Non-derivative Financial Liabilities by Maturity

Non-derivative financial liabilities by maturity as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
As of March 31, 2017	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,183,344	¥1,183,344	¥—	¥—	¥1,183,344
Financing liabilities	6,809,118	2,883,047	3,763,441	443,776	7,090,264
Accrued expenses	417,736	417,736	—	—	417,736
Other financial liabilities	111,949	67,329	33,196	11,887	112,412

Total	¥8,522,147	¥4,551,456	¥3,796,637	¥455,663	¥8,803,756

	Yen (millions)
As of March 31, 2018	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,224,627	¥1,224,627	¥—	¥—	¥1,224,627
Financing liabilities	6,799,010	3,030,934	3,784,440	283,459	7,098,833
Accrued expenses	404,719	404,719	—	—	404,719
Other financial liabilities	122,624	66,457	32,380	24,498	123,335

Total	¥8,550,980	¥4,726,737	¥3,816,820	¥307,957	¥8,851,514

Derivative Financial Liabilities by Maturity

Derivative financial liabilities

Derivative financial liabilities by maturity as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
As of March 31, 2017	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥11,576	¥59,810	¥19,063	¥90,449

	Yen (millions)
As of March 31, 2018	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥17,162	¥42,529	¥3,057	¥62,748

Currency risk [member]
Market Risk Sensitivity Analysis

The following scenario demonstrates the impact of a 1% appreciation of the Japanese yen against the U.S. dollar on profit before income taxes, holding all variables other than the foreign currency exchange rate constant.

	Yen (millions)
	2017	2018
Impact on profit before income taxes	¥(915)	¥(829)

Interest rate risk [member]
Market Risk Sensitivity Analysis

The following scenario demonstrates the impact of a 100 basis point rise in interest rates on profit before income taxes, holding all variables other than interest rates constant.

	Yen (millions)
	2017	2018
Impact on profit before income taxes	¥(16,611)	¥ (1,569)

Credit facility [member]
Unused Portions of Credit Facility

The unused portions of the credit facility of Honda’s commercial paper and medium-term note programs as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Commercial paper	¥767,516	¥660,740
Medium-term notes	2,979,309	1,923,587

Total	¥3,746,825	¥2,584,327

Committed lines of credit [member]
Unused Portions of Credit Facility

The unused portions of the committed lines of credit extended by financial institutions to Honda as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Commercial paper programs	¥1,090,406	¥1,047,551
Other	58,924	59,502

Total	¥1,149,330	¥1,107,053